Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2026
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

The following table illustrates the minimum regulatory capital as established by HKSFC that the Company’s subsidiaries were required to maintain as of March 31, 2026 and 2025 and the actual amounts of capital maintained.

Capital requirements as of March 31, 2026

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$382,863	$1,649,758	$1,266,895	431%
I Win Asset Management Limited(1)	12,762	78,742	65,980	617%
Total	$395,625	$1,728,500	$1,332,875	437%

Capital requirements as of March 31, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$385,610	$788,187	$402,577	204%
I Win Asset Management Limited(1)	12,854	58,356	45,502	454%
Total	$398,464	$846,543	$448,079	212%

(1)	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of March 31, 2026 and 2025, reflects the position as submitted in its regulatory return as of December 2025 and 2024, respectively.